Stockholders’ Equity	3 Months Ended
Aug. 31, 2025
Diamir Biosciences Corp [Member]
Stockholders’ Equity [Line Items]
STOCKHOLDERS’ EQUITY

NOTE 10 – STOCKHOLDERS’ EQUITY

Stock-Based Compensation

The Company maintains stock option plans, under which shares are available for issuance of stock-based awards under terms established by the board of directors. Through August 31, 2025, awards under the plans generally consisted of stock options with exercise prices equal to the estimated fair market value of the Company’s common stock, vesting and service conditions of 18 months to three years without market or performance conditions and ten-year lives, and to restricted stock units with performance conditions. As of May 31, 2025, 600,000 shares remain available for future grant under the 2024 Stock Option Plan.

In the three months ended August 31, 2025, stock-based compensation expense amounted to $0. In the three months ended August 31, 2024, stock-based compensation expense amounted to $14,577, which is included in research and development expenses. As of August 31, 2025, unrecognized stock-based compensation expense related to options for which vesting is considered probable was $0.

As of August 31, 2025, unrecognized stock-based compensation expense related to options for which vesting is not considered probable was $1,093,712. As of August 31, 2025, the grant-date fair value and unrecognized compensation expense related to restricted stock units for which vesting is not considered probable was $652,080.

Founder Contribution

In three months ended August 31, 2024, its founders made a contribution to the Company in the form of a loan with an interest rate below market. The Company recorded a discount of $12,694 on the loan as additional paid-in capital.

Warrant

In the three months ended August 31, 2024, the holder agreed to exchange 29,336 warrants to purchase shares of our common stock exercisable at a price of $5.87 per share, for 29,336 shares of our Common Stock in the event of a public offering of securities by the Company prior to January 1, 2025. The warrant expired in the year ended May 31, 2025, in accordance with its terms.